Expense Example - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor International Discovery Fund - Class A
Expense Example:
1 year	$ 659
3 years	837
5 years	1,029
10 years	1,586
Fidelity Advisor International Discovery Fund - Class C
Expense Example:
1 year	265
3 years	511
5 years	881
10 years	1,721
Fidelity Advisor International Discovery Fund - Class M
Expense Example:
1 year	460
3 years	694
5 years	945
10 years	1,665
Fidelity Advisor International Discovery Fund - Class I
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	762
Fidelity Advisor International Discovery Fund - Class Z
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	$ 628